12. STOCK HOLDERS' EQUITY	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
STOCK HOLDERS' EQUITY

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, with no par value.  No shares of preferred stock have been issued or are outstanding, and no rights, privileges or preferences have been determined and designated by the board of directors.

Common Stock

The Company is authorized to issue 100,000,000 shares of no-par value common stock.

On June 30, 2013, the Company issued 12,400,000 shares of common stock to its founders for cash consideration of $0.001 per share.

Between July 11, 2013 and August 8, 2013, the Company issued 707,000 shares of its common stock and 707,000 Series A Warrants for cash consideration of $1.00 per share. Each Series A warrants entitles the holder to purchase one share of our common stock at a price of $10.00 per share.  The Series A Warrants expire on the earlier of August 1, 2016, or twenty days following written notification from us that our common stock had a closing bid price at or above $12.00 for any ten consecutive trading days. This condition has been met as of April 30, 2014; however, the Company has chosen not to force this conversion feature at this time.

On August 14, 2013, following the reverse merger of ACS with the Company, existing shareholders of the Company owned 9,724,200 shares of its common shares However, 8,000,000 of these shares were then immediately purchased by the Company for cash consideration of $100,000 and cancelled.

Between August 14, 2013 and September 19 2013, the Company issued a further 266,000 shares and 266,000 Series A Warrants of its common stock for cash consideration of $1.00 per share. The Series A Warrants expire on the earlier of August 1, 2016, or twenty days following written notification from us that our common stock had a closing bid price at or above $12.00 for any ten consecutive trading days. This condition has been met as of April 30, 2014; however, the Company has chosen not to force this conversion feature at this time.

On December 9, 2013 the Company issued 40,000 shares of stock in return for professional services.

On January 5, 2014 the Company re-acquired 1,750,000 shares of our common stock for no consideration from existing common stockholders.  The re-acquired shares were returned to our authorized but unissued share account. The $1,750 gain on the return of these shares of common stock has been charged to shareholders’ equity.

On March 31, 2014, four note holders converted their loan notes with principal balances totaling $255,000 and accrued interest of $3,669 into 51,733 shares of the Company’s common stock at a conversion price of $5 per share.

At March 31, 2014, the Company had 13,438,933 shares of its common stock issued and outstanding.

Warrants

Series A warrants

Between July 11, 2013 and August 8, 2013, the Company issued 707,000 shares of its common stock and 707,000 Series A Warrants for cash consideration of $1.00 per share. Each Series A warrants entitles the holder to purchase one share of our common stock at a price of $10.00 per share.  The Series A Warrants expire on the earlier of August 1, 2016, or twenty days following written notification from us that our common stock had a closing bid price at or above $12.00 for any ten consecutive trading days. This condition has been met as of April 30, 2014; however, the Company has chosen not to force this conversion feature at this time.

Between August 14, 2013 and September 19 2013, the Company issued a further 266,000 shares and 266,000 Series A Warrants of its common stock for cash consideration of $1.00 per share. The Series A Warrants expire on the earlier of August 1, 2016, or twenty days following written notification from us that our common stock had a closing bid price at or above $12.00 for any ten consecutive trading days. This condition has been met as of April 30, 2014; however, the Company has chosen not to force this conversion feature at this time.

As at March 31, 2014, there were 973,000 Series A warrants issued and outstanding.

Series B Warrants

On December 27, 2013, the Company issued 53 series B warrants, convertible to 10,600 shares of our common stock, to a broker dealer as compensation for placement of convertible notes payable totaling $530,000.  Each Series B warrant allows holder to purchase 200 shares of our common stock at an exercise price of $5.00 per share at any time on or before October 31, 2018.  The value of these warrants, calculated as $21,271, has been recognized as part of the debt discount related to this note issuance and will be amortized over the life of the notes from December 27, 2013 through October 31, 2018 on a straight line basis that approximates the effective interest method.

On January 29, 2014, the Company issued 106.5 series B warrants, convertible to 32,100 shares of our common stock, to a broker dealer as compensation for placement of convertible notes payable totaling $1,605,000.  Each Series B warrant allows holder to purchase 200 shares of our common stock at an exercise price of $5.00 per share at any time on or before October 31, 2018.  The intrinsic value of these warrants, calculated as $280,875, has been recognized as part of the debt discount related to this note issuance and will be amortized over the life of the notes from January 29, 2014through October 31, 2018 on a straight line basis that approximates the effective interest method.

As at March 31, 2014, there were 213.5 Series B warrants issued and outstanding in respect of 42,700 shares of our common stock.

Series C Warrants

On January 21, 2014, Full Circle Capital Corporation purchased, for $500,000, warrants which allow Full Circle to purchase up to 1,000,000 shares of our common stock at any time on or prior to January 21, 2017 at a price of $5.50 per share. As part of the $500,000 proceeds from the warrant being issued to Full Circle Capital Corporation, $100,000 was retained by Full Circle Capital Corporation to cover legal and deal related expenses of future financing transactions.

As at March 31, 2014, there were 1,000,000 Series C warrants issued and outstanding.

The following table summarizes information about warrants outstanding as of March 31, 2014:

			Weighted Average Life of
		Warrants	Outstanding Warrants in
	Exercise Price	Outstanding	Months	Date of Expiration
Series A Warrants	$10.00	973,000	28	7/31/2016
Series B Warrants	5.00	42,700	56	10/31/2018
Series C Warrants	5.50	1,000,000	34	1/21/2017
	$7.77	2,015,700	32

Summary of Shares of Common Stock and Warrants Issued and Outstanding

	Common Stock	Warrants
Balance at June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400 – Series A warrants	13,373,000	973,000
Issued as part of share exchange agreement	9,724,200	-
Terminated as part of share exchange agreement	(8,000,000)	-
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent – Series B Warrants	-	10,600
Balance at December 31, 2013	15,137,200	983,600
Re-acquired shares of common stock	(1,750,000)	-
Warrants issued to Full Circle for $500,000 consideration – Series C Warrants	-	1,000,000
Warrants issued to placement agent – Series B Warrants	-	32,100
Issued in settlement of $255,000 convertible notes payable and accrued interest of $3,669	51,733	-
Balance at March 31, 2014	13,438,933	2,015,700

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, with no par value.  No shares of preferred stock have been issued or are outstanding, and no rights, privileges or preferences have been determined and designated by the board of directors.

Common Stock

The Company is authorized to issue 100,000,000 shares of no-par value common stock.

On June 30, 2013, the Company issued 12,400,000 shares of common stock to its founders for cash consideration of $0.001 per share.

Between July 11, 2013 and August 8, 2013, the Company sold 707,000 shares of its common stock for cash consideration of $1.00 per share.  Each of these shares has a Series A warrant attached with an exercise price of $10.00.  The company may force this exercise at any time, as the requirement for 10 days of consecutive trading at a price at or greater than $10 has already been met.

On August 14, 2013, following the reverse merger of ACS with the Company, existing shareholders of the Company owned 9,724,200 shares of its common shares However, 8,000,000 of these shares were then immediately purchased by the Company for cash consideration of $100,000 and cancelled.

Between August 14, 2013 and September 19 2013, the Company sold a further 266,000 shares of its common stock for cash consideration of $1.00 per share.  Each of these shares has a Series A warrant attached with an exercise price of $10.00.  The company may force this exercise at any time, as the requirement for 10 days of consecutive trading at a price at or greater than $10 has already been met.

On December 9, 2014, the Company issued 40,000 shares of stock in return for professional services.

On December 27, 2014, the Company issued 10,600 warrants to the placement agent for our convertible note offering.  Each warrant entitles the agent to purchase a one share of our common stock at a price of$5 per share.  The derivative effect of this feature has been calculated and included in the table in Note 6, with a note discount of $21,271.

At December 31, 2013, the Company had 15,137,200 shares of its common stock issued and outstanding.

	Common Stock	Warrants
June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400	13,373,000	973,000
Issued as part of exchange agreement	9,724,200
Terminated as part of exchange agreement	(8,000,000)
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent	-	10,600
December 31, 2013	15,137,200	983,600

The following table summarizes information about warrants outstanding December 31, 2013:

Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants In Months	Date of Expiration
$5.00	10,600	58	10/31/2018
$1.00	973,000	31	7/31/2016
$1.04	983,600	31.3